Note 6 - Other Assets (Tables)	9 Months Ended
Jul. 31, 2023
Statement Line Items [Line Items]
Disclosure of detailed information about other assets [text block]
(thousands of Canadian dollars)
	July 31	October 31	July 31
	2023	2022	2022

Accounts receivable	$3,177	$3,774	$3,744
Prepaid expenses and other	14,017	10,213	10,010
Property and equipment	6,687	6,868	6,965
Right-of-use assets	3,602	4,122	4,296
Deferred tax asset	2,641	2,128	2,248
Interest rate swap	1,118	-	-
Investment (note 6a)	953	953	953
Goodwill	5,754	5,754	5,754
Intangible assets (note 6b)	10,554	9,363	9,356

	$48,503	$43,175	$43,326